GOING CONCERN	6 Months Ended	12 Months Ended
	Oct. 31, 2013	Apr. 30, 2013
GOING CONCERN [Abstract]
GOING CONCERN
NOTE 9	GOING CONCERN

As reflected in the accompanying financial statements, the Company is in the development stage with no operations, used cash since inception of $136,087 and has a net loss since inception of $346,480. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company's ability to raise additional capital and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.

NOTE 9	GOING CONCERN

As reflected in the accompanying financial statements, the Company is in the development stage with no operations, used cash in operations of $135,001 from inception and has a net loss since inception of $282,359. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company's ability to raise additional capital and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.